STOCK PURCHASE WARRANTS AND OPTIONS: Warrant activity (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Warrants outstanding	31,262,794	19,807,876	16,020,366	11,870,116
Weighted Average Exercise Price, warrants outstanding	$ 1.92	$ 1.63	$ 2.53	$ 2.31
Aggregate Intrinsic Value, warrants outstanding	$ 59,107,807	$ 32,194,216	$ 33,801,473	$ 27,457,223
Warrants granted	4,517,500	900,000
Weighted Average Exercise Price, warrants granted	$ 3.00	$ 1.16
Warrants granted2	430,902	700,000
Weighted Average Exercise Price, warrants granted2	$ 1.75	$ 1.33
Warrants granted3	3,600,000	660,000
Weighted Average Exercise Price, warrants granted3	$ 2.15	$ 0.01
Warrants granted4	3,000,000	75,000
Weighted Average Exercise Price, warrants granted4	$ 0.01	$ 0.10
Warrants granted5	1,400,000	2,400,000
Weighted Average Exercise Price, warrants granted5	$ 0.01	$ 1.00
Warrants granted6	2,400,000	1,415,260
Weighted Average Exercise Price, warrants granted6	$ 2.90	$ 3.00
Warrants granted7	1,000,000	1,415,500
Weighted Average Exercise Price, warrants granted7	$ 1.00	$ 0.01
Warrants granted8		146,750
Weighted Average Exercise Price, warrants granted8		$ 1.75
Warrants forfeited		(3,495,000)
Weighted Average Exercise Price, warrants forfeited		$ (1.96)
Warrants exercised	(4,893,484)	(427,000)
Weighted Average Exercise Price, warrants exercised		$ (0.47)
Warrants exercisable	19,772,627	15,472,876
Weighted Average Exercise Price, warrants exercisable	$ 2.07	$ 1.85
Aggregate Intrinsic Value, warrants exercisable	$ 40,828,632	$ 28,626,216